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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/99 2Q99
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Paul J. Schupf - Paul J. Schupf Associates
                 ------------------------------------------
   Address:      27 Payne Street - P.O. Box 179
                 ------------------------------------------
                 Hamilton, NY  13346
                 ------------------------------------------

                 ------------------------------------------

Form 13F File Number: 28- 6302
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lee Woltman
         -------------------------------
Title:   Administrator
         -------------------------------
Phone:   315-824-1666
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Lee Woltman                    Hamilton, NY        13346
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28- 6302                           /s/ Lee Woltman
           ---------------          ------------------------------------
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:
                                                           --------------------

Form 13F Information Table Value Total:                   $
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28- 6302                          /s/ Lee Woltman
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]



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

                                                                                  FORM 13F

PAGE  1  OF  3                              NAME OF REPORTING MANAGER                     PAUL J. SCHUPF
     --     --                                                                                               (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
     Item 1:      Item 2:   Item 3:         Item 4:          Item 5:        Item 6: Investment      Item 7:  Item 8: Voting
                                                                            Discretion                       Authority (Shares)
------------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer  Title of  CUSIP Number   Fair Market       Shares of     (a)  (b) Shared  (c)      Managers (a) Sole (b)   (c) None
                   Class                   Value            Principal     Sole As Defined   Shared- See               Shared
                                                            Amount             in Instr. V  Other   Instr. V

------------------------------------------------------------------------------------------------------------------------------------
3Com                  Com   885535104      2,348,500.00      88,000       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems         Com   00724F101     76,191,706.25     927,400       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Alliance Semi Corp.   Com   01877H100        655,875.00      66,000       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
America Online        Com   02364J104        773,500.00       7,000       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Amkor Technology      Com   31652100      12,447,600.00   1,214,400       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Aztec Technology      Com   05480L101        275,147.62     146,745       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
CareMatrix            Com   141706101      4,323,275.00     347,600       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Carreker-Antinori     Com   144433109     13,232,625.00   1,512,300       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Corsair               Com   220406102        212,500.00      50,000       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Creative Technology   Com   Y1775U107      5,721,687.50     425,800       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
DSET                  Com   262504103        348,437.50      25,000       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak         Com   277461109        681,875.00      10,000       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Ecsoft Group          Com   279240105     17,941,793.75   1,143,700       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Genesys Tele.         Com   371931106        625,000.00      25,000       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                            135,779,522.62
------------------------------------------------------------------------------------------------------------------------------------


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

                                                                                  FORM 13F

PAGE  2  OF  3                              NAME OF REPORTING MANAGER                     PAUL J. SCHUPF
     --     --                                                                                               (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
     Item 1:      Item 2:   Item 3:         Item 4:          Item 5:        Item 6: Investment      Item 7:  Item 8: Voting
                                                                            Discretion                       Authority (Shares)
------------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer  Title of  CUSIP Number   Fair Market       Shares of     (a)  (b) Shared  (c)      Managers (a) Sole (b)   (c) None
                   Class                   Value            Principal     Sole As Defined   Shared- See               Shared
                                                            Amount             in Instr. V  Other   Instr. V

------------------------------------------------------------------------------------------------------------------------------------
HMT Technology        Com   403917107         88,750.00      35,500       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Horizon Health Corp.  Com   44041Y104      2,978,300.00     410,800       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Inacom Corp.          Com   45323G109      2,687,105.00     212,840       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
InVision Tech.        Com   461851107        235,237.50      45,900       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Knight/Trimark Group  Com   499067106        494,562.50       8,200       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
MapQuest              Com   565644101      1,053,787.50      64,600       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment       Com   552848103        703,125.00      15,000       X                                  X
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Micron Technology     Com   595112103     71,726,187.50   1,776,500       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Monsanto              Com   611662107        492,968.75      12,500       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Navigant Int'l        Com   63935R108        547,282.57      69,496       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Net Perceptions       Com   64107U101        218,125.00      10,000       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Novell                Com    67006105     91,491,250.00   3,452,500       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Novelus Systems       Com   670008101        511,875.00       7,500       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals   Com   671040103        131,750.00      31,000       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Parametric Tech.      Com   699173100      9,056,212.50     652,700       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                            182,416,518.82
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



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


                                                                                  FORM 13F

PAGE  3  OF  3                              NAME OF REPORTING MANAGER                     PAUL J. SCHUPF
     --     --                                                                                               (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
     Item 1:      Item 2:   Item 3:         Item 4:          Item 5:        Item 6: Investment      Item 7:  Item 8: Voting
                                                                            Discretion                       Authority (Shares)
------------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer  Title of  CUSIP Number   Fair Market       Shares of     (a)  (b) Shared  (c)      Managers (a) Sole (b)   (c) None
                   Class                   Value            Principal     Sole As Defined   Shared- See               Shared
                                                            Amount             in Instr. V  Other   Instr. V

------------------------------------------------------------------------------------------------------------------------------------
Pervasive Software    Com   715710109     29,887,312.50   1,201,500       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Priceline.com         Com   741503106        577,812.50       5,000       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Reynolds Metals Co.   Com   761763101     21,086,600.00     357,400       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Robotic Vision        Com   771074101        240,750.00      64,200       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Saga Systems Inc.     Com   786610105      9,229,725.00     723,900       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Summit Design         Com   86605U101      2,337,300.00     779,100       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Systems Software      Com   871839106        253,903.12     153,300       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
3DFX Interactive      Com   88553X103        245,312.50      15,700       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Office Products  Com   912325305      2,505,462.19     466,132       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Ubet                  Com   987413101      4,570,425.00     399,600       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Unitrode              Com   913283107     17,241,187.50     601,000       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Value America         Com   92038N102     11,717,300.00     616,700       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Inacom Conv. Pr. 6.75%Pref. 92208Q208      2,185,000.00      95,000       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
RLM Nov 45 Calls      Calls 7617639K9        532,125.00         330       X                                  X
------------------------------------------------------------------------------------------------------------------------------------
Superior Tr. I Pfd    Pref. 86836P202      4,049,631.25      92,563       X                                  X
Conv. 8.50%
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COLUMN TOTALS                            106,659,846.56
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